SCHEDULE OF INVESTMENTS
Thornburg New Mexico Intermediate Municipal Fund	December 31, 2023 (Unaudited)

ISSUER-DESCRIPTION		PRINCIPAL AMOUNT	VALUE
	LONG-TERM MUNICIPAL BONDS — 98.3%
	Albuquerque Bernalillo County Water Utility Authority (2005 NMFA Loan & Joint Water & Sewer System Improvements), Series A, 5.00% due 7/1/2026	$2,000,000	$ 2,021,458
	Albuquerque Bernalillo County Water Utility Authority (2007 NMFA Loan & Joint Water & Sewer System Improvements), 5.00% due 7/1/2031 - 7/1/2032	2,500,000	2,576,369
	Albuquerque Municipal School District No. 12 (Bernalillo & Sandoval Counties School Facilities) (State Aid Withholding) GO,
	5.00% due 8/1/2034	1,260,000	1,399,691
	Series 2017, 5.00% due 8/1/2031	1,000,000	1,063,900
	Albuquerque Municipal School District No. 12 (State Aid Withholding) GO,
	Series 2017, 5.00% due 8/1/2028	600,000	638,025
	Series A, 5.00% due 8/1/2032	1,100,000	1,275,930
	City of Albuquerque (City Infrastructure Improvements) GRT, Series A, 5.00% due 7/1/2033 - 7/1/2034	2,300,000	2,387,468
	City of Albuquerque GO, Series A, 5.00% due 7/1/2025	500,000	516,740
	City of Albuquerque GRT,
	Series B, 5.00% due 7/1/2040	500,000	572,775
	Series C, 4.00% due 7/1/2032	1,215,000	1,256,240
	City of Albuquerque Refuse Removal & Disposal Revenue, 5.00% due 7/1/2030	40,000	46,332
	City of Albuquerque Transportation Infrastructure GRT, 4.00% due 7/1/2031	800,000	850,651
[a]	City of Farmington (Public Service Co. of New Mexico), Series D, 3.90% due 6/1/2040 (put 6/1/2028)	2,035,000	2,004,797
	City of Las Cruces (Joint Utility System),
	4.00% due 6/1/2028	475,000	490,284
	Series A, 4.00% due 6/1/2025	750,000	764,089
	City of Roswell (Joint Water & Sewer Improvement; Insured: BAM), 5.00% due 6/1/2026 - 6/1/2036	2,050,000	2,164,789
	City of Roswell GRT, 4.00% due 8/1/2029 - 8/1/2030	460,000	481,740
	City of Santa Fe (El Castillo Retirement Residences Obligated Group), 4.50% due 5/15/2027	2,680,000	2,606,908
	City of Santa Fe (Public Facilities) GRT, Series A, 5.00% due 6/1/2034 - 6/1/2038	1,870,000	2,065,107
	City of Santa Fe Gasoline Tax GRT, 5.00% due 6/1/2024 - 6/1/2028	1,175,000	1,243,908
	County of Bernalillo (Government Services) GRT,
	5.25% due 4/1/2027	215,000	224,198
	Series B, 5.70% due 4/1/2027	2,085,000	2,210,106
	County of Bernalillo (Government Services; Insured: AMBAC) GRT, 5.25% due 10/1/2025	3,850,000	4,018,045
	County of Bernalillo (Government Services; Insured: Natl-Re) GRT, Series B, 5.70% due 4/1/2027	565,000	599,357
	County of McKinley (Insured: BAM) GRT, 4.00% due 6/1/2043	750,000	757,379
	County of San Juan (County Capital Improvements) GRT, Series B, 5.00% due 6/15/2028 - 6/15/2030	2,645,000	2,670,046
	County of Sandoval GO, 5.00% due 8/1/2029	235,000	261,705
	County of Santa Fe (County Buildings & Facilities) GRT, Series A, 5.00% due 6/1/2026	25,000	25,828
	County of Santa Fe (County Correctional System; Insured: AGM), 6.00% due 2/1/2027	775,000	810,910
	County of Santa Fe GO,
	4.25% due 7/1/2038	1,065,000	1,138,016
	5.00% due 7/1/2024	825,000	834,285
	Guam Power Authority, Series A, 5.00% due 10/1/2042	1,750,000	1,852,438
	Guam Waterworks Authority (Water & Wastewater System), 5.00% due 7/1/2035 - 7/1/2037	2,200,000	2,290,641
	Hobbs School District No. 16 (State Aid Withholding) GO,
	5.00% due 9/15/2028 - 9/15/2030	1,355,000	1,493,174
	Series A, 5.00% due 9/15/2028 (pre-refunded 9/15/2024)	1,000,000	1,014,573
	Lea County Public School District No. 8 Eunice (State Aid Withholding) GO, 5.00% due 9/15/2032 - 9/15/2033 (pre-refunded 9/15/2029)	2,185,000	2,483,126
	New Mexico Educational Assistance Foundation AMT, Series 1A, 5.00% due 9/1/2029	2,600,000	2,829,713
	New Mexico Finance Authority, Series D, 5.00% due 6/1/2040	845,000	926,154
	New Mexico Finance Authority (Public Project Revolving Fund),
	Series B,
	4.00% due 6/1/2029 - 6/1/2030	2,425,000	2,475,919
	5.00% due 6/1/2043	1,000,000	1,135,621
	Series D,
	4.00% due 6/1/2033 - 6/1/2034	5,245,000	5,431,585
	5.00% due 6/15/2029	300,000	326,516
	New Mexico Finance Authority (State Highway Infrastructure), Series A, 5.00% due 6/15/2026 - 6/15/2027	2,415,000	2,439,476
	New Mexico Finance Authority (State of New Mexico Department of Transportation), Series A, 5.00% due 6/15/2025 - 6/15/2026	1,230,000	1,295,604
	New Mexico Hospital Equipment Loan Council (Haverland Carter Lifestyle Obligated Group),
	Series A, 5.00% due 7/1/2033 - 7/1/2034	735,000	694,391
	Series LA, 5.00% due 7/1/2032	575,000	548,235
	New Mexico Hospital Equipment Loan Council (Presbyterian Healthcare Services Obligated Group),
	5.00% due 8/1/2031 (pre-refunded 8/1/2025)	600,000	618,937
	Series A,
	4.00% due 8/1/2036 - 8/1/2037	3,965,000	4,038,023
	5.00% due 8/1/2039	1,440,000	1,554,921
	New Mexico Institute of Mining & Technology (Campus Buildings Acquisition & Improvements; Insured: AGM), 4.00% due 12/1/2040	700,000	710,151
	New Mexico Mortgage Finance Authority (Collateralized: GNMA, FNMA, FHLMC),

SCHEDULE OF INVESTMENTS, Continued
Thornburg New Mexico Intermediate Municipal Fund	December 31, 2023 (Unaudited)

ISSUER-DESCRIPTION		PRINCIPAL AMOUNT	VALUE
	Series A, 4.25% due 9/1/2043	$ 995,000	$ 995,371
	Series B, 4.55% due 9/1/2043	1,500,000	1,543,370
	Series C,
	2.85% due 7/1/2031	370,000	370,257
	4.55% due 9/1/2043	2,245,000	2,307,561
	Series F, 2.85% due 7/1/2039	775,000	670,426
[a]	New Mexico Mortgage Finance Authority (JLG Central 217 LLLP), 0.53% due 11/1/2024 (put 5/1/2024)	500,000	495,115
[a]	New Mexico Mortgage Finance Authority (JLG SAF 2023 LLLP), 5.00% due 2/1/2042 (put 6/1/2025)	1,000,000	1,010,191
	New Mexico Municipal Energy Acquisition Authority (Guaranty: Royal Bank of Canada),
	Series A,
	4.00% due 11/1/2024	1,500,000	1,507,827
[a]	5.00% due 11/1/2039 (put 5/1/2025)	1,000,000	1,021,496
	Regents of New Mexico State University (Campus Buildings Acquisition & Improvements),
	Series A,
	4.50% due 6/1/2034 - 6/1/2036	4,500,000	4,710,960
	5.00% due 4/1/2032 - 4/1/2036	4,510,000	4,834,670
	Rio Rancho Public School District No. 94 (State Aid Withholding) GO, Series A, 5.00% due 8/1/2026	1,085,000	1,150,666
	Santa Fe Public School District (State Aid Withholding) GO, 5.00% due 8/1/2032 - 8/1/2033	2,450,000	2,838,071
	State of New Mexico GO, 5.00% due 3/1/2025	2,040,000	2,092,457
	State of New Mexico Severance Tax Permanent Fund,
	5.00% due 7/1/2028	465,000	516,383
	Series A, 5.00% due 7/1/2025 - 7/1/2029	1,500,000	1,601,131
	Town of Silver City (Insured: BAM) GRT, 5.00% due 6/1/2037	610,000	665,828
	University of New Mexico, Series A, 4.00% due 6/1/2032	385,000	398,555
	University of New Mexico (Insured: AGM), 4.375% due 6/1/2043	1,005,000	1,058,416
	TOTAL LONG-TERM MUNICIPAL BONDS — 98.3% (Cost $102,251,959)		$103,925,025
	Total Investments — 98.3% (Cost $102,251,959)		$103,925,025
	Other Assets Less Liabilities — 1.7%		1,802,993
	Net Assets — 100.0%		$105,728,018

Footnote Legend
a	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule. The rates shown are those in effect on December 31, 2023.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAM	Insured by Build America Mutual Insurance Co.
FHLMC	Collateralized by Federal Home Loan Mortgage Corp.
FNMA	Collateralized by Federal National Mortgage Association
GNMA	Collateralized by Government National Mortgage Association
GO	General Obligation
GRT	Gross Receipts Tax
Natl-Re	Insured by National Public Finance Guarantee Corp.

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg New Mexico Intermediate Municipal Fund	December 31, 2023 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg New Mexico Intermediate Municipal Fund (the “Fund”) is a non-diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-four separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers three classes of shares of beneficial interest: Class A, Class D, and Institutional Class (“Class I”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed by Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), which has been designated by the Trustees of the Trust (the "Trustees") as the Fund’s "valuation designee," as that term is defined in rule 2a-5 under the 1940 Act. The Advisor performs this valuation function under the supervision of the Trustees and in accordance with policies and procedures that have been adopted by the Advisor and approved by the Trustees (the “Valuation Policy and Procedures”).
In its capacity as the Fund’s valuation designee, the Advisor makes good faith determinations of the fair value of portfolio securities for which market quotations are not readily available, and otherwise complies with and administers the Valuation Policy and Procedures. The Advisor performs those functions in significant measure through its Valuation and Pricing Committee (the “Committee”), though the Advisor may also obtain the assistance of others, including professional pricing service providers selected and approved by the Committee. In accordance with the Valuation Policy and Procedures, the Committee: assesses and manages the material risks associated with determining the fair value of those Fund investments for which market quotations are not readily available; selects and applies methodologies for determining and calculating such fair values; periodically reviews and tests the appropriateness and accuracy of those methodologies; monitors for circumstances that may necessitate the use of fair value; and approves, monitors, and evaluates pricing services engaged to provide evaluated prices for the Fund’s investments. The Committee provides reports on its activities to the Trustees’ Audit Committee, which is responsible for overseeing the Committee’s and the Advisor’s work in discharging the functions under the Valuation Policy and Procedures.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods selected by the Committee. Because fair values calculated by the Committee are estimates, the calculation of a fair value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee may calculate a fair value for the obligation using alternative methods selected and approved by the Committee. Additionally, in cases when the Committee believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee may calculate a fair value for the obligation using an alternative method selected and approved by the Committee.